Goodwill and Intangible Assets - Schedule Future Amortization Expense (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 504.3
2019	385.8
2020	185.1
2021	159.8
2022	131.8
Thereafter	1,700.4
Net	$ 3,067.2	$ 3,427.1